Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of other provisions [abstract]
Schedule of provisions and liabilities

Provisions for financial commitments and guarantees[1] £m		Regulatory and legal provisions £m	Other £m	Total £m

At 1 January 2026	197	2,276	415	2,888
Exchange and other adjustments	(1)	(1)	(5)	(7)
Provisions applied	–	(126)	(144)	(270)
Charge for the period	9	39	142	190
At 30 June 2026	205	2,188	408	2,801
1In respect of loans and advances to customers.